Investor Report
Mercedes-Benz Auto Lease Trust 2016-A
Collection Period Ended

Amounts in USD
31-Dec-2016
Dates
Interest Period of the Class A-1, A-2b Notes (from... to)
Collection Period (from... to)
10
17-Jan-2017
Payment Date
31-Dec-2016
1-Dec-2016
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2a, A-3 and A-4 Notes (from... 1/15/201
12-Jan-2017
Record Date
13-Jan-2017
33
17-Jan-2017
15-Dec-2016
30/360 Days
30
15-Dec-2016
15-Jan-2017
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
0.00
Class A-1 Notes
0.000000
280,000,000.00
0.000000
0.00
0.00
348,800,324.63
Class A-2A Notes
87.148416
429,000,000.00
0.725906
37,386,670.60
311,413,654.03
149,602,004.03
Class A-2B Notes
87.148416
184,000,000.00
0.725906
16,035,308.60
133,566,695.43
325,000,000.00
Class A-3 Notes
0.000000
325,000,000.00
1.000000
0.00
325,000,000.00
79,930,000.00
Class A-4 Notes
0.000000
79,930,000.00
1.000000
0.00
79,930,000.00
903,332,328.66
Total Note Balance
1,297,930,000.00
53,421,979.20
849,910,349.46
Overcollateralization
279,241,629.20
279,241,629.20
Total Securitization Value
1,560,009,098.90
262,079,098.90
present value of lease payments
present value of Base Residual Value
1,182,573,957.86
1,129,151,978.66
857,389,497.21
1,013,231,898.66
546,777,200.24
294,950,459.94
271,762,481.45
887,623,497.92
Initial Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
262,079,098.90
16.80%
279,241,629.20
17.90%
17.90%
279,241,629.20
Target Overcollateralization Amount (until Class A-2 Notes are paid in full)
Target Overcollateralization Amount (after Class A-2 Notes are paid in full)
263,641,538.18
16.90%

Investor Report
Mercedes-Benz Auto Lease Trust 2016-A
Collection Period Ended

Amounts in USD
31-Dec-2016
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
0.650000%
0.000000
0.00
0.000000
0.00
Class A-2A Notes
1.340000%
0.907911
37,776,164.30
88.056327
389,493.70
Class A-2B Notes
1.263890%
0.941977
16,208,632.37
88.090393
173,323.77
Class A-3 Notes
1.520000%
1.266667
411,666.67
1.266667
411,666.67
Class A-4 Notes
1.690000%
1.408333
112,568.08
1.408333
112,568.08
$54,509,031.42
Total
1,087,052.22

Investor Report
Mercedes-Benz Auto Lease Trust 2016-A
Collection Period Ended

Amounts in USD
31-Dec-2016
Lease Payments Received
Net Sales Proceeds-early terminations (incl Defaulted Leases)
Net Sales Proceeds-scheduled terminations
Excess wear and tear included in Net Sales Proceeds
Excess mileage included in Net Sales Proceeds
Repurchase Payments
Advances made by the Servicer
Investment Earnings
Total Available Collections
Reserve Account Draw Amount
Total Available Funds
21,013,398.93
236,355.13
0.00
0.00
75,391.81
0.00
9,970.32
21,974,578.92
15,768,660.29
Total Exchange Note Payments
Available Funds ABS Notes
Available 2016-A Collections
58,766,608.46
Exchange Note Balance
Initial
Balance
Beginning
Balance
Ending
Balance
1,482,008,643.96
1,104,573,502.92
1,051,151,523.72
54,986,791.66
54,986,791.66
(2) Interest Distributable Amount Class A Notes
(3) Priority Principal Distribution Amount
1,087,052.22
0.00
(4) To Reserve Fund to reach the Reserve Fund Required Amount
(5) Regular Principal Distribution Amount
(6) Additional Servicing Fee and Transition Costs
0.00
53,421,979.20
0.00
(7) Total Trustee Fees and any Asset Representations Reviewer fees
[not previously paid under (1)]
0.00
(8) Excess Collections to Certificateholders
477,760.24
Total Distribution
(1) Total Trustee Fees and any Asset Representations Reviewer fees
(max. $250,000 p.a.)
0.00
54,986,791.66
Nonrecoverable Advances to the Servicer
(1) Total Servicing Fee
(2) Exchange Note Interest Distributable Amount
(1.70%)
985,478.30
0.00
1,564,812.46
(3) Exchange Note Principal Distributable Amount
(4) Any amounts by which the sum payable pursuant to Section 8.03(a)(i)
through (vii) of the Indenture (or, if applicable, pursuant to Section
5.04(b)(i)through (vii) of the Indenture) exceed the sum of the Exchange
Note Interest Distributable Amount and the Exchange Note Principal
Distributable Amount
(5) Remaining Funds Payable
2,794,338.50
53,421,979.20
Total Distribution
58,766,608.46
Distributions ABS Notes
Distribution on the Exchange Note
0.00

Investor Report
Mercedes-Benz Auto Lease Trust 2016-A
Collection Period Ended

Amounts in USD
31-Dec-2016
Distribution Detail
Amount Paid
Shortfall
Amount Due
0.00
985,478.30
985,478.30
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
1,087,052.22
1,087,052.22
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
389,493.70
0.00
389,493.70
thereof on Class A-2B Notes
173,323.77
0.00
173,323.77
thereof on Class A-3 Notes
411,666.67
0.00
411,666.67
thereof on Class A-4 Notes
112,568.08
0.00
112,568.08
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-2B Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
1,087,052.22
1,087,052.22
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
Regular Principal Distribution Amount
53,421,979.20
0.00
53,421,979.20
Principal Distribution Amount
53,421,979.20
53,421,979.20
0.00

Investor Report
Mercedes-Benz Auto Lease Trust 2016-A
Collection Period Ended

Amounts in USD
31-Dec-2016
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
3,900,022.75
0.00
3,900,022.75
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Exchange Note
Collection Account
9,309.62
660.70
660.70
660.70
9,970.32
3,900,022.75
0.00
Notice to Investors
The Servicer discovered that in the course of converting its servicing system the securitization values for the collection periods from June 2016 to November 2016, inclusive, for each of the Mercedes-Benz Auto Lease Trust securitization trusts outstanding as of June 2016 (including the Issuing Entity), was calculated using one additional remaining monthly payment for each lease. The securitization values for the December 2016 collection period were corrected in this regard. The decline in the securitization values from the November
2016 collection period is, as a result of the correction, greater than would otherwise have been the case. The amount of this decline in securitization values for the Issuing Entity is approximately $0.8 million.

Investor Report
Mercedes-Benz Auto Lease Trust 2016-A
Collection Period Ended

Amounts in USD
31-Dec-2016
Pool Statistics
Securitization Value end of Collection Period
1,182,573,957.86
Securitization Value beginning of Collection Period
Number of Leases
Amount
Pool Data
72.38%
Pool Factor
Gross Losses
Terminations- Scheduled
Terminations- Early
Principal portion of lease payments
37,427
Cutoff Date Securitization Value
Repurchase Payment (excluding interest)
1,129,151,978.66
4,445,188.53
0.00
13,661,091.05
18,865,729.56
16,449,970.06
1,560,009,098.90
31,255
30,086
92.22%
1,158,924,346.82
932,258,530.45
7.27%
7.27%
14.65
21.47
Cumulative Turn-in Ratio
Aggregate Base Residual Value
12.34
23.45
Current
As of Cutoff Date
Weighted Average Seasoning (months)
Weighted Average Remaining Term (months)
Weighted Average Securitization Rate
Proportion of base prepayment assumption realized life to date
Actual lifetime prepayment speed
0.50%
73.91%
Delinquency Profile
Delinquency Profile *
0.03%
344,230.24
91-120 Days Delinquent
29,995
67
17
2,956,430.54
1,125,056,333.09
794,984.79
100.00%
30,086
1,129,151,978.66
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Total
Percentage
Number of Leases
Amount **
99.64%
Current
0.07%
0.26%
31-60 Days Delinquent
61-90 Days Delinquent
7
Delinquency Trigger
4.861%
No
60+ Delinquency Leases to EOP Aggregate Securitization Value
Delinquency Trigger occurred
0.101%

Investor Report
Mercedes-Benz Auto Lease Trust 2016-A
Collection Period Ended

Amounts in USD
31-Dec-2016
Loss Statistics
Current
Credit Loss
Amount
Number of Leases
Cumulative
Number of Leases
Amount
Recoveries
Liquidation Proceeds
Securitization Value of Defaulted Leases, Beg of Collection Period
1,167,552.79
33
317,562.03
968,004.04
Principal Net Credit Loss / (Gain)
(118,013.28)
10,786,337.65
1,179,681.91
271
8,299,534.08
1,307,121.66
Net Credit Loss / (Gain) as % of Average Securitization Value (annualized):
Second Prior Collection Period
Prior Collection Period
Current Collection Period
Third Prior Collection Period
Four Month Average
(0.123)%
0.058%
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date Securitization Value
Average Net Credit Loss / (Gain)
4,353.07
0.076%
0.418%
(0.009%)
(0.055%)
Current
Residual Loss
Amount
Number of Leases
Cumulative
Number of Leases
Amount
Sales Proceeds and Other Payments Received
Securitization Value of Liquidated Leases, Beg of Collection Period
Residual Loss / (Gain)
35,727,989.34
1,136
230,350,662.00
7,068
34,601,770.16
227,356,957.36
1,126,219.18
2,993,704.64
Residual Loss / (Gain) as % of Average Securitization Value (annualized):
Second Prior Collection Period
Prior Collection Period
Current Collection Period
Third Prior Collection Period
Four Month Average
1.169%
1.040%
Average Residual Loss / (Gain)
Cumulative Residual Loss / (Gain) as % of Cutoff Date Securitization Value
0.192%
423.56
1.301%
0.596%
1.096%